UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04178 )

Exact name of registrant as specified in charter: Putnam American Government Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service: Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to: John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: September 30, 2006

Date of reporting period: June 30, 2006

Item 1. Schedule of Investments:

Putnam American Government Income Fund

The fund's portfolio
6/30/06 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (22.0%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (3.4%)
Government National Mortgage Association Adjustable
Rate Mortgages 4 1/2s, August 20, 2034	$14,599,392	$14,405,955
Government National Mortgage Association Pass-Through
Certificates
8s, with due dates from April 15, 2030 to May 15, 2030	105,593	112,486
7 1/2s, with due dates from February 15, 2022 to
September 15, 2030	6,055,251	6,283,655
7s, with due dates from November 15, 2022 to
January 15, 2031	316,348	327,735
6 1/2s, with due dates from December 15, 2031 to
April 15, 2033	265,892	269,982
6s, with due dates from October 15, 2023 to
January 15, 2029	155,556	154,286
6s, TBA, July 1, 2036	1,350,000	1,335,762
4 1/2s, TBA, July 1, 2036	2,250,000	2,038,535
		24,928,396

U.S. Government Agency Mortgage Obligations (18.6%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
7 1/2s, October 1, 2029	2,423,842	2,530,075
7 1/2s, TBA, July 1, 2036	1,300,000	1,346,516
7s, TBA, July 1, 2036	3,500,000	3,580,391
6s, TBA, July 1, 2021	4,500,000	4,507,735
5 1/2s, with due dates from July 1, 2019 to
August 1, 2019	914,471	897,789
4 1/2s, TBA, July 1, 2036	800,000	725,125
4s, TBA, July 1, 2021	7,600,000	7,002,687
Federal National Mortgage Association Pass-Through
Certificates
7 1/2s, TBA, July 1, 2036	1,350,000	1,395,773
7s, with due dates from November 1, 2022 to
January 1, 2036	6,695,845	6,853,485
6 1/2s, with due dates from February 1, 2034 to
September 1, 2034	11,433,102	11,513,492
6 1/2s, with due dates from February 1, 2016 to
February 1, 2017	309,369	313,745
6s, March 1, 2036	300,000	295,266
6s, TBA, July 1, 2036	1,900,000	1,869,570
5 1/2s, with due dates from February 1, 2036 to
April 1, 2036	2,368,395	2,274,163
5 1/2s, with due dates from December 1, 2011 to
February 1, 2021	4,185,061	4,110,866
5 1/2s, TBA, July 1, 2036	62,550,000	60,052,885
5s, with due dates from September 1, 2035 to
April 1, 2036	14,099,704	13,188,488
5s, with due dates from December 1, 2019 to
February 1, 2020	114,087	110,122
5s, TBA, July 1, 2021	13,300,000	12,806,445
4 1/2s, October 1, 2020	73,273	69,401
4 1/2s, TBA, July 1, 2036	2,400,000	2,174,437
4s, with due dates from May 1, 2019 to
September 1, 2020	977,998	904,349
		138,522,805

		$163,451,201
Total U.S. government and agency mortgage obligations (cost $165,317,136)

U.S. GOVERNMENT AGENCY OBLIGATIONS (10.7%)(a)

	Principal amount	Value

Fannie Mae
7 1/8s, January 15, 2030	$992,000	$1,187,758
6 5/8s, with due dates from October 15, 2007 to
September 15, 2009	5,640,000	5,791,937
6 1/8s, March 15, 2012	2,970,000	3,062,131
4 1/4s, with due dates from July 15, 2007 to
August 15, 2010	31,110,000	30,290,978
Freddie Mac
6 7/8s, September 15, 2010	8,053,000	8,467,041
6 5/8s, September 15, 2009	29,420,000	30,414,761

		$79,214,606
Total U.S. government agency obligations (cost $81,708,703)

U.S. TREASURY OBLIGATIONS (19.8%)(a)

	Principal amount	Value

U.S. Treasury Bonds

8 7/8s, February 15, 2019	$11,160,000	$14,830,593
8s, November 15, 2021	16,475,000	21,072,555
7 1/2s, November 15, 2016	10,948,000	12,951,142
6 1/4s, May 15, 2030	10,723,000	12,145,472
6s, February 15, 2026	45,670,000	49,473,452
U.S. Treasury Notes 4 1/4s, August 15, 2013	38,441,000	36,476,903

		$146,950,117
Total U.S. treasury obligations (cost $146,578,178)

COLLATERALIZED MORTGAGE OBLIGATIONS (31.6%)(a)

	Principal amount	Value

Banc of America Commercial Mortgage, Inc. Ser. 04-3,
Class A5, 5.481s, 2039	$180,000	$175,253
Commercial Mortgage Pass-Through Certificates
Ser. 06-C7, Class A4, 5.769s, 2046	292,000	289,284
Ser. 04-LB2A, Class A4, 4.715s, 2039	5,382,000	4,986,280
CS First Boston Mortgage Securities Corp. Ser. 05-C4,
Class A5, 5.104s, 2038	3,901,000	3,691,376
Fannie Mae
Ser. 03-W6, Class PT1, 9.679s, 2042	3,094,523	3,262,742
IFB Ser. 06-62, Class PS, 9.42s, 2036	925,000	940,212
Ser. 06-20, Class IP, Interest Only (IO), 8s, 2030	540,642	114,393
Ser. 05-W3, Class 1A, 7 1/2s, 2045	2,571,530	2,668,795
Ser. 04-W8, Class 3A, 7 1/2s, 2044	3,646,376	3,778,755
Ser. 04-W11, Class 1A4, 7 1/2s, 2044	3,206,552	3,321,633
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	1,762,956	1,825,761
Ser. 04-W9, Class 2A3, 7 1/2s, 2044	2,757,325	2,854,315
Ser. 03-W4, Class 4A, 7 1/2s, 2042	634,585	654,593
Ser. 02-T18, Class A4, 7 1/2s, 2042	1,128,195	1,166,003
Ser. 03-W3, Class 1A3, 7 1/2s, 2042	1,826,545	1,887,780
Ser. 02-T16, Class A3, 7 1/2s, 2042	8,346,985	8,626,327
Ser. 02-T19, Class A3, 7 1/2s, 2042	24,691	25,520
Ser. 03-W2, Class 1A3, 7 1/2s, 2042	342,907	354,435
Ser. 02-T12, Class A3, 7 1/2s, 2042	26,649	27,489
Ser. 02-W4, Class A5, 7 1/2s, 2042	3,678,828	3,798,008
Ser. 02-W1, Class 2A, 7 1/2s, 2042	61,366	63,160
Ser. 02-14, Class A2, 7 1/2s, 2042	186,588	192,540
Ser. 01-T10, Class A2, 7 1/2s, 2041	2,321,842	2,392,396
Ser. 02-T4, Class A3, 7 1/2s, 2041	921,565	949,775
Ser. 02-T6, Class A2, 7 1/2s, 2041	899,992	926,395
Ser. 01-T12, Class A2, 7 1/2s, 2041	1,237,459	1,275,048
Ser. 01-T8, Class A1, 7 1/2s, 2041	387,308	398,539
Ser. 01-T7, Class A1, 7 1/2s, 2041	6,129,946	6,304,263
Ser. 01-T3, Class A1, 7 1/2s, 2040	54,889	56,483
Ser. 99-T2, Class A1, 7 1/2s, 2039	124,428	128,806
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	1,290,569	1,331,535
Ser. 02-T1, Class A3, 7 1/2s, 2031	1,021,741	1,053,917
Ser. 00-T6, Class A1, 7 1/2s, 2030	1,636,445	1,682,980
Ser. 02-W7, Class A5, 7 1/2s, 2029	98,315	101,551
Ser. 01-T4, Class A1, 7 1/2s, 2028	110,529	114,624
Ser. 02-W3, Class A5, 7 1/2s, 2028	1,075,606	1,109,920
Ser. 02-26, Class A1, 7s, 2048	1,647,922	1,681,208
Ser. 04-W12, Class 1A3, 7s, 2044	972,978	995,952
Ser. 04-T3, Class 1A3, 7s, 2044	1,984,358	2,030,463
Ser. 04-T2, Class 1A3, 7s, 2043	671,508	687,150
Ser. 03-W8, Class 2A, 7s, 2042	6,782,626	6,932,296
Ser. 03-W3, Class 1A2, 7s, 2042	630,702	644,291
Ser. 02-T16, Class A2, 7s, 2042	4,605,436	4,704,299
Ser. 02-T19, Class A2, 7s, 2042	3,042,128	3,108,428
Ser. 02-14, Class A1, 7s, 2042	2,055,243	2,097,080
Ser. 01-T10, Class A1, 7s, 2041	1,280,983	1,305,830
Ser. 02-T4, Class A2, 7s, 2041	3,406,153	3,473,190
Ser. 01-W3, Class A, 7s, 2041	565,293	576,354
Ser. 04-W1, Class 2A2, 7s, 2033	4,746,905	4,855,707
IFB Ser. 03-130, Class SJ, 6.71s, 2034	282,535	262,808
IFB Ser. 06-42, Class PS, 6.338s, 2036	862,652	806,579
IFB Ser. 05-74, Class CS, 5.383s, 2035	1,648,237	1,547,984
IFB Ser. 05-74, Class CP, 5.234s, 2035	1,445,838	1,357,339
IFB Ser. 05-76, Class SA, 5.234s, 2034	1,023,534	949,923
IFB Ser. 06-27, Class SP, 5.051s, 2036	876,000	811,888
IFB Ser. 06-8, Class HP, 5.051s, 2036	1,119,209	1,031,826
IFB Ser. 06-8, Class WK, 5.051s, 2036	1,690,017	1,546,122
IFB Ser. 05-106, Class US, 5.051s, 2035	1,744,228	1,633,858
IFB Ser. 05-99, Class SA, 5.051s, 2035	860,049	798,258
IFB Ser. 05-114, Class SP, 4.943s, 2036	483,996	435,445
IFB Ser. 05-74, Class DM, 4.867s, 2035	1,670,120	1,534,250
IFB Ser. 05-95, Class CP, 4.081s, 2035	137,556	126,716
IFB Ser. 05-106, Class JC, 3.62s, 2035	726,944	596,193
IFB Ser. 05-93, Class AS, 3.569s, 2034	613,589	521,191
IFB Ser. 05-83, Class QP, 3.556s, 2034	549,741	471,837
IFB Ser. 05-57, Class MN, 3.297s, 2035	1,227,030	1,112,734
IFB Ser. 03-66, Class SA, IO, 2.328s, 2033	1,650,399	114,241
IFB Ser. 03-48, Class S, IO, 2.228s, 2033	725,890	49,339
IFB Ser. 05-56, Class TP, 2.183s, 2033	308,594	258,905
IFB Ser. 05-113, Class DI, IO, 1.908s, 2036	61,118,730	3,138,833
IFB Ser. 03-122, Class SA, IO, 1.778s, 2028	3,111,740	133,302
IFB Ser. 04-51, Class S0, IO, 1.728s, 2034	419,761	18,758
IFB Ser. 05-65, Class KI, IO, 1.678s, 2035	29,928,984	1,498,015
IFB Ser. 05-90, Class SP, IO, 1.428s, 2035	2,692,030	137,563

IFB Ser. 05-82, Class SW, IO, 1.408s, 2035	6,198,861	230,520
IFB Ser. 05-82, Class SY, IO, 1.408s, 2035	7,888,325	328,703
IFB Ser. 05-45, Class EW, IO, 1.398s, 2035	23,364,322	992,339
IFB Ser. 05-47, Class SW, IO, 1.398s, 2035	4,074,869	148,032
IFB Ser. 05-105, Class S, IO, 1.378s, 2035	1,203,808	53,795
IFB Ser. 05-95, Class CI, IO, 1.378s, 2035	1,815,056	89,112
IFB Ser. 05-84, Class SG, IO, 1.378s, 2035	3,169,655	153,529
IFB Ser. 05-87, Class SG, IO, 1.378s, 2035	4,029,302	170,052
IFB Ser. 05-89, Class S, IO, 1.378s, 2035	11,190,316	463,314
IFB Ser. 05-69, Class AS, IO, 1.378s, 2035	827,285	39,684
IFB Ser. 05-104, Class NI, IO, 1.378s, 2035	547,694	30,025
IFB Ser. 04-92, Class S, IO, 1.378s, 2034	2,564,764	116,620
IFB Ser. 05-104, Class SI, IO, 1.378s, 2033	4,125,311	194,958
IFB Ser. 05-83, Class QI, IO, 1.368s, 2035	456,100	25,496
IFB Ser. 06-61, Class SE, IO, 1.366s, 2036	400,000	13,563
IFB Ser. 05-92, Class SC, IO, 1.358s, 2035	4,269,282	204,865
IFB Ser. 06-20, Class PI, IO, 1.358s, 2030	4,502,245	137,934
IFB Ser. 05-83, Class SL, IO, 1.348s, 2035	8,416,206	354,864
IFB Ser. 06-20, Class IG, IO, 1.328s, 2036	10,772,641	428,378
IFB Ser. 06-8, Class NS, IO, 1.308s, 2036	5,136,255	242,917
Ser. 03-W6, Class 11, IO, 1.286s, 2035	257,576	456
IFB Ser. 06-44, Class IS, IO, 1.278s, 2036	143,604	6,574
IFB Ser. 06-45, Class SM, IO, 1.278s, 2036	2,611,338	110,172
IFB Ser. 06-20, Class IB, IO, 1.268s, 2036	4,616,314	175,687
IFB Ser. 05-95, Class OI, IO, 1.268s, 2035	255,877	13,970
IFB Ser. 03-124, Class ST, IO, 1.178s, 2034	1,151,243	38,495
IFB Ser. 03-112, Class SA, IO, 1.178s, 2028	1,565,338	41,447
Ser. 03-W10, Class 1A, IO, 1.11s, 2043	30,063,866	423,849
Ser. 03-W10, Class 3A, IO, 1.087s, 2043	36,191,251	572,596
IFB Ser. 05-67, Class BS, IO, 0.828s, 2035	2,163,776	63,223
IFB Ser. 05-74, Class SE, IO, 0.778s, 2035	8,647,833	192,141
IFB Ser. 05-82, Class SI, IO, 0.778s, 2035	6,969,904	155,734
IFB Ser. 05-74, Class NI, IO, 0.758s, 2035	7,658,715	244,551
IFB Ser. 05-87, Class SE, IO, 0.728s, 2035	16,188,332	343,890
IFB Ser. 04-54, Class SW, IO, 0.678s, 2033	968,950	19,578
Ser. 01-T12, Class IO, 0.57s, 2041	3,910,473	44,178
Ser. 03-W2, Class 1, IO, 0.471s, 2042	1,626,033	15,228
Ser. 01-50, Class B1, IO, 0.455s, 2041	6,621,977	47,272
Ser. 02-T4, IO, 0.45s, 2041	20,329,625	174,392
Ser. 02-T1, Class IO, IO, 0.428s, 2031	3,877,195	34,706
Ser. 03-W6, Class 3, IO, 0.365s, 2042	2,560,273	28,686
Ser. 01-79, Class BI, IO, 0.331s, 2045	6,276,523	42,072
Ser. 03-W6, Class 21, IO, 0.004s, 2042	387,287	4
Ser. 05-113, Class DO, Principal Only (PO), zero %,
2036	9,393,887	7,220,549
Ser. 363, Class 1, PO, zero %, 2035	15,256,539	10,388,619
Ser. 361, Class 1, PO, zero %, 2035	5,531,627	4,040,972
Ser. 05-65, Class KO, PO, zero %, 2035	1,047,317	800,258
Ser. 04-38, Class AO, PO, zero %, 2034	1,655,305	1,158,713
Ser. 342, Class 1, PO, zero %, 2033	978,476	708,619
Ser. 02-82, Class TO, PO, zero %, 2032	1,956,960	1,446,017
Ser. 04-61, Class CO, PO, zero %, 2031	1,607,000	1,171,101
Ser. 05-38, PO, zero %, 2031	179,000	124,181
FRB Ser. 05-117, Class GF, zero %, 2036	196,927	187,542
FRB Ser. 05-79, Class FE, zero %, 2035	565,173	645,394
FRB Ser. 05-45, Class FG, zero %, 2035	467,349	503,297
FRB Ser. 05-81, Class DF, zero %, 2033	181,201	215,176
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-59, Class 1A3, 7 1/2s, 2043	3,287,940	3,410,014
Ser. T-58, Class 4A, 7 1/2s, 2043	481,999	497,748
Ser. T-42, Class A5, 7 1/2s, 2042	321,338	330,876
Ser. T-41, Class 3A, 7 1/2s, 2032	2,353	2,425
Ser. T-60, Class 1A2, 7s, 2044	1,192,593	1,219,827
Ser. T-59, Class 1A2, 7s, 2043	2,755,352	2,821,334
Ser. T-55, Class 1A2, 7s, 2043	1,658,802	1,689,188
Freddie Mac
FRB Ser. 3030, Class CF, 22.306s, 2035	491,291	587,171
IFB Ser. 3012, Class GP, 3.03s, 2035	788,827	700,111
IFB Ser. 2963, Class SV, 7.805s, 2034	368,000	349,169
Ser. 3114, Class BL, IO, 7 1/2s, 2030	209,777	42,262
IFB Ser. 3153, Class SX, 7.256s, 2036	2,438,560	2,383,381
IFB Ser. 3081, Class DC, 5.766s, 2035	682,810	609,502
IFB Ser. 3114, Class GK, 5.605s, 2036	433,927	389,484
IFB Ser. 2996, Class SA, 5.503s, 2035	594,243	516,620
IFB Ser. 2979, Class AS, 5.211s, 2034	307,121	284,470
IFB Ser. 3072, Class SA, 5.065s, 2035	262,182	226,542
IFB Ser. 3153, Class UT, 4.955s, 2036	1,415,867	1,231,723
IFB Ser. 3072, Class SM, 4.735s, 2035	422,066	358,921
IFB Ser. 3072, Class SB, 4.588s, 2035	398,779	337,047
IFB Ser. 3065, Class DC, 4.264s, 2035	1,030,684	869,067
IFB Ser. 3050, Class SA, 3.878s, 2034	726,445	616,359
IFB Ser. 3031, Class BS, 3.728s, 2035	1,461,126	1,246,358
IFB Ser. 2770, Class SH, IO, 1.901s, 2034	1,990,059	122,745
IFB Ser. 2594, Class SE, IO, 1.851s, 2030	2,049,330	97,023
IFB Ser. 2828, Class TI, IO, 1.851s, 2030	1,007,425	55,566
IFB Ser. 3033, Class SF, IO, 1.601s, 2035	1,525,492	49,102
IFB Ser. 3028, Class ES, IO, 1.551s, 2035	4,968,456	276,057
IFB Ser. 3042, Class SP, IO, 1.551s, 2035	1,112,219	62,173
IFB Ser. 3045, Class DI, IO, 1.531s, 2035	11,905,909	450,640
IFB Ser. 2981, Class AS, IO, 1.521s, 2035	2,676,427	99,530

IFB Ser. 2981, Class BS, IO, 1.521s, 2035	1,355,449	52,524
IFB Ser. 2981, Class CS, IO, 1.521s, 2035	1,811,323	69,623
IFB Ser. 3136, Class NS, IO, 1.501s, 2036	468,362	22,010
IFB Ser. 3054, Class CS, IO, 1.501s, 2035	1,144,153	43,981
IFB Ser. 3107, Class DC, IO, 1.501s, 2035	2,465,723	135,965
IFB Ser. 3066, Class SI, IO, 1.501s, 2035	6,721,552	356,432
IFB Ser. 3031, Class BI, IO, 1.491s, 2035	978,159	55,574
IFB Ser. 3067, Class SI, IO, 1.451s, 2035	3,902,407	218,015
IFB Ser. 3114, Class TS, IO, 1.451s, 2030	7,982,992	296,451
IFB Ser. 3114, Class BI, IO, 1.451s, 2030	3,146,672	97,887
IFB Ser. 3174, Class BS, IO, 1.44s, 2036	903,500	31,258
IFB Ser. 3128, Class JI, IO, 1.431s, 2036	241,685	12,195
IFB Ser. 3065, Class DI, IO, 1.421s, 2035	753,050	39,399
IFB Ser. 3145, Class GI, IO, 1.401s, 2036	195,434	10,345
IFB Ser. 3114, Class GI, IO, 1.401s, 2036	1,058,674	55,817
IFB Ser. 3081, Class DI, IO, 1.281s, 2035	932,245	40,749
IFB Ser. 3012, Class UI, IO, 1.221s, 2035	1,884,509	77,201
IFB Ser. 3016, Class SP, IO, 0.911s, 2035	989,042	23,332
IFB Ser. 3016, Class SQ, IO, 0.911s, 2035	2,270,370	56,759
IFB Ser. 2937, Class SY, IO, 0.901s, 2035	963,162	25,090
IFB Ser. 3012, Class IG, IO, 0.881s, 2035	6,867,483	224,372
IFB Ser. 2957, Class SW, IO, 0.801s, 2035	5,307,694	125,228
IFB Ser. 2815, Class S, IO, 0.801s, 2032	2,275,401	48,138
Ser. 236, PO, zero %, 2036	1,966,298	1,407,163
Ser. 3045, Class DO, PO, zero %, 2035	910,488	677,952
Ser. 231, PO, zero %, 2035	27,143,963	18,778,506
Ser. 228, PO, zero %, 2035	4,458,267	3,201,328
FRB Ser. 3022, Class TC, zero %, 2035	194,639	238,493
FRB Ser. 2986, Class XT, zero %, 2035	114,687	128,163
FRB Ser. 2958, Class FL, zero %, 2035	499,463	466,722
FRB Ser. 3046, Class WF, zero %, 2035	278,734	281,256
FRB Ser. 3054, Class XF, zero %, 2034	116,019	124,594
FRB Ser. 3024, Class CW, zero %, 2034	153,341	157,430
FRB Ser. 3046, Class UF, zero %, 2033	567,094	584,914
GE Capital Commercial Mortgage Corp. Ser. 04-C2,
Class A4, 4.893s, 2040	2,756,000	2,576,567
Government National Mortgage Association
IFB Ser. 05-84, Class SB, 3.833s, 2035	527,995	459,733
IFB Ser. 05-68, Class DP, 3.88s, 2035	3,992,027	3,512,037
IFB Ser. 05-84, Class SL, 3.473s, 2035	2,643,918	2,206,367
IFB Ser. 05-66, Class SP, 3.473s, 2035	3,073,113	2,573,113
IFB Ser. 05-7, Class NP, 3.19s, 2033	409,267	367,693
IFB Ser. 06-26, Class S, IO, 1.42s, 2036	1,687,000	68,871
IFB Ser. 05-65, Class SI, IO, 1.083s, 2035	9,751,983	320,082
IFB Ser. 06-7, Class SB, IO, 1.053s, 2036	8,962,167	248,997
IFB Ser. 05-68, Class KI, IO, 1.033s, 2035	26,829,000	1,157,226
IFB Ser. 05-68, Class SI, IO, 1.033s, 2035	17,165,416	606,663
IFB Ser. 06-14, Class S, IO, 0.983s, 2036	2,362,778	70,975
IFB Ser. 05-51, Class SJ, IO, 0.933s, 2035	5,110,323	165,018
IFB Ser. 05-68, Class S, IO, 0.933s, 2035	10,076,026	318,075
IFB Ser. 04-90, Class SI, IO, 0.833s, 2034	8,345,734	222,558
IFB Ser. 05-60, Class SJ, IO, 0.513s, 2034	8,334,622	156,443
GS Mortgage Securities Corp. II
Ser. 04-GG2, Class A6, 5.396s, 2038	1,886,000	1,824,433
Ser. 05-GG4, Class A4B, 4.732s, 2039	1,427,000	1,313,188
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 06-CB14, Class A4, 5.481s, 2044	1,700,000	1,638,358
Ser. 05-CB11, Class A4, 5.335s, 2037	2,827,000	2,855,270
LB-UBS Commercial Mortgage Trust
Ser. 05-C7, Class AM, 5.263s, 2040	1,783,000	1,695,180
Ser. 04-C7, Class A6, 4.786s, 2029	759,000	704,450
Morgan Stanley Capital I
Ser. 05-HQ6, Class A4A, 4.989s, 2042	1,735,000	1,625,397
Ser. 04-HQ4, Class A7, 4.97s, 2040	896,000	839,489
Wachovia Bank Commercial Mortgage Trust
Ser. 06-C23, Class A4, 5.418s, 2045	3,805,000	3,670,722
Ser. 04-C15, Class A4, 4.803s, 2041	1,338,000	1,238,761

		$234,868,047
Total collateralized mortgage obligations (cost $253,605,109)

ASSET-BACKED SECURITIES (4.1%)(a)

	Principal amount	Value

American Home Mortgage Investment Trust FRB Ser. 04-3,
Class 3A, 3.71s, 2034	$86,343	$85,336
Banc of America Mortgage Securities
Ser. 04-D, Class 2A, IO, 0.509s, 2034	6,124,891	18,185
Ser. 05-E, Class 2, IO, 0.306s, 2035	14,331,000	91,804
Countrywide Alternative Loan Trust Ser. 06-OA10,
Class XBI, IO, zero %, 2046	6,237,000	326,468
Countrywide Home Loans Ser. 06-0A5, Class X, IO,
1.167s, 2046	5,579,189	273,729
Countrywide Home Loans 144A
Ser. 05-R1, Class 1AS, IO, 1.045s, 2035 ##	8,514,109	203,540
Ser. 05-R2, Class 1AS, IO, 0.655s, 2035 ##	22,763,537	593,986
Ser. 06-R1, Class AS, IO, 0.988s, 2036 ##	47,213,967	1,113,955
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	1,693,411	1,746,313
Ser. 05-RP3, Class 1A3, 8s, 2035	1,839,550	1,918,632
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	671,180	706,994

GSMPS Mortgage Loan Trust 144A
Ser. 04-4, Class 1AS, IO, 1.005s, 2034 ##		29,904,120	691,533
Ser. 05-RP1, Class 1AS, IO, 1.148s, 2035 ##		802,860	18,566
GSR Mortgage Loan Trust
Ser. 05-AR2, Class 2A1, 4.855s, 2035		513,172	501,585
FRB Ser. 04-12, Class 2A2, 3.554s, 2034		324,123	318,091
MASTR Adjustable Rate Mortgages Trust
Ser. 04-03, Class 4AX, IO, 1.417s, 2034		1,286,107	28,937
Ser. 05-2, Class 7AX, IO, 0.168s, 2035		3,323,480	10,386
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.412s, 2035		2,960,475	2,942,203
Residential Asset Mortgage Products, Inc. FRB Ser.
06-RZ2, Class A2, 5.493s, 2036		2,397,000	2,397,000
Residential Funding Mortgage Ser. 04-S5, Class 2A1, 4
1/2s, 2019		22,390	20,986
Structured Adjustable Rate Mortgage Loan Trust FRB
Ser. 05-18, Class 6A1, 5.318s, 2035		701,632	691,820
Structured Asset Securities Corp.
IFB Ser. 05-10, Class 3A3, 5.163s, 2034		3,588,918	3,039,545
IFB Ser. 05-6, Class 5A8, 3.255s, 2035		2,558,424	1,938,229
Wells Fargo Mortgage Backed Securities Trust
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035		18,649,000	250,605
Ser. 05-AR12, Class 2A5, 4.319s, 2035		8,657,000	8,321,235
Ser. 05-AR9, Class 1A2, 4.352s, 2035		744,745	723,467
FRB Ser. 04-R, Class 2A1, 4.353s, 2034		415,533	403,150
FRB Ser. 05-AR2, Class 2A1, 4.548s, 2035		406,277	393,398
Ser. 06-AR10, Class 3A1, 5.099s, 2036		668,000	657,980

			$30,427,658
Total asset-backed securities (cost $33,094,477)

PURCHASED OPTIONS OUTSTANDING (1.0%)(a)

	Expiration date/strike	Contract amount	Value
	price

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.28%
versus the three month USD-LIBOR-BBA maturing on
March 8, 2017.	Mar 07 / $5.28	$40,939,000	$1,654,251
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.28% versus the three month USD-LIBOR-BBA maturing
on March 8, 2017.	Mar 07 / $5.28	40,939,000	261,158
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.057% versus the three month USD-LIBOR-BBA maturing
on February 7, 2017.	Feb 07 / $5.057	8,356,000	23,436
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.428% versus the three month USD-LIBOR-BBA maturing
on June 11, 2009.	Jun 07 / $5.428	3,200,000	13,423
Option on an interest rate swap with Lehman Brothers
for the right to pay a fixed rate swap of 5.19%
semi-annually versus the three month USD-LIBOR-BBA
maturing December 12, 2017.	Dec 07 / $5.19	83,043,000	4,355,190
Option on an interest rate swap with Lehman Brothers
for the right to receive a fixed rate swap of 5.19%
semi-annually versus the three month USD-LIBOR-BBA
maturing December 12, 2017.	Dec 07 / $5.19	83,043,000	994,108

			$7,301,566
Total purchased options outstanding (cost $8,627,941)

SHORT-TERM INVESTMENTS (23.3%)(a)

		Principal amount	Value

Interest in $333,000,000 joint repurchase agreement
dated June 30, 2006 with UBS Securities, LLC MTG due
July 3, 2006 with respect to various U.S. Government
obligations -- maturity value of $76,033,123 for an
effective yield of 5.23% (collateralized by Fannie Mae
and Freddie Mac with rates ranging from 4.0% to 12.0%
and maturity dates ranging from June 1, 2007 to
December 1, 2035 valued at $339,662,581)		$76,000,000	$76,000,000
Interest in $350,000,000 joint repurchase agreement
dated June 30, 2006 with Bank of America Securities,
LLC due July 3, 2006 with respect to various U.S.
Government obligations -- maturity value of
$95,641,666 for an effective yield of 5.23%
(collateralized by Fannie Mae securities with a rate
of 5.0% and a maturity date of June 1, 2035 valued at
$357,000,000)		95,600,000	95,600,000
U.S. Treasury Bills for an effective yield of 4.76%,
August 17, 2006 #		1,475,000	1,465,949

			$173,065,949
Total short-term investments (cost $173,065,949)

TOTAL INVESTMENTS

			$835,279,144
Total investments (cost $861,997,493) (b)

FUTURES CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro 90 day (Long)	209	$49,334,450	Sep-06	($97,424)
Euro 90 day (Short)	63	14,874,300	Mar-07	145,016
U.S. Treasury Bond 20 yr (Short)	529	56,421,156	Sep-06	(33,575)
U.S. Treasury Note 2 yr (Short)	2,205	447,132,656	Sep-06	1,644,575
U.S. Treasury Note 5 yr (Short)	2,814	290,985,188	Sep-06	1,639,524
U.S. Treasury Note 10 yr (Long)	4,180	438,312,188	Sep-06	(2,512,706)

Total				$785,410

WRITTEN OPTIONS OUTSTANDING at 6/30/06 (premiums received $6,727,728) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed
rate of 5.7% versus the three month USD-LIBOR-BBA maturing on May 14, 2018.	$15,036,000	May 08 / $5.70	$522,501
Option on an interest rate swap with Citibank, N.A. for the right to obligation to pay a fixed
rate of 5.7% versus the three month USD-LIBOR-BBA maturing on May 14, 2018.	15,036,000	May 08 / $5.70	431,232
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay
a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on July 5, 2017.	39,810,000	Jul 07 / $4.55	74,445
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on July
5, 2017.	39,810,000	Jul 07 / $4.55	3,504,670
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed swap rate of 5.69% semi-annually versus the three month USD-LIBOR-BBA
maturing June 11, 2022.	5,750,000	Jun 07 / $5.69	135,517
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed swap rate of 5.714% semi-annually versus the three month USD-LIBOR-BBA
maturing June 11, 2027.	1,650,000	Jun 07 / $5.714	45,449
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate swap of 5.085% semi-annually versus the three month
USD-LIBOR-BBA maturing February 1, 2017.	27,012,000	Jan 07 / $5.085	1,381,340
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate swap of 5.085% semi-annually versus the three month USD-
LIBOR-BBA maturing February 1, 2017.	27,012,000	Jan 07 / $5.085	76,471
Option on an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.225% semi-annually versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	14,300,000	Mar 08 / $5.225	751,579
Option on an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.225% semi-annually versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	14,300,000	Mar 08 / $5.225	206,692

Total			$7,129,896

TBA SALE COMMITMENTS OUTSTANDING at 6/30/06 (proceeds receivable $11,811,235) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

7s, July 1, 2036	$3,500,000	7/13/06	$3,580,391
6s, July 1, 2036	1,350,000	7/20/06	1,335,762
5 1/2s, July 1, 2021	2,100,000	7/18/06	2,060,625
4s, July 1, 2021	5,200,000	7/18/06	4,791,312

Total			$11,768,090

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)
		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$14,000,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	$(1,023,526)

280,000	5/31/16	5.58909%	3 month USD-LIBOR-BBA	2,786

48,000,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	2,684,017

90,500,000	8/11/15	4.892%	3 month USD-LIBOR-BBA	4,211,870

28,800,000	3/30/09	3.075%	3 month USD-LIBOR-BBA	1,622,800

Citibank, N.A.
180,000	4/7/14	5.377%	3 month USD-LIBOR-BBA	3,424

191,700,000	4/4/09	3 month USD-LIBOR-BBA	5.264%	(1,652,624)

Credit Suisse First Boston International
9,804,300	7/9/14	4.945%	3 month USD-LIBOR-BBA	352,406

8,911,700	7/9/06	3 month USD-LIBOR-BBA	2.931%	17,676

Credit Suisse International
1,683,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%	(43,621)

JPMorgan Chase Bank, N.A.
44,000,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	2,547,579

36,500,000	9/2/15	3 month USD-LIBOR-BBA	4.4505%	(2,882,705)

5,404,000	8/2/15	4.6757%	3 month USD-LIBOR-BBA	(337,298)

45,000,000	3/30/08	3 month USD-LIBOR-BBA	5.163%	223,118

25,500,000	3/30/16	3 month USD-LIBOR-BBA	5.2755%	(506,875)

111,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	4,952,518

Lehman Brothers Special Financing, Inc.
130,000,000	10/11/10	4.687%	3 month USD-LIBOR-BBA	4,759,006

172,300,000	2/4/10	3 month USD-LIBOR-BBA	4.089%	(7,112,647)

1,254,000	1/26/14	4.379%	3 month USD-LIBOR-BBA	88,494

2,449,000	1/26/14	4.375%	3 month USD-LIBOR-BBA	173,455

2,390,000	1/23/14	4.419%	3 month USD-LIBOR-BBA	163,357

2,390,000	1/23/14	4.408%	3 month USD-LIBOR-BBA	163,615

10,600,000	6/29/15	4.3059%	3 month USD-LIBOR-BBA	1,041,199

58,300,000	6/29/07	3.9334%	3 month USD-LIBOR-BBA	975,186

351,000	12/16/13	4.579%	3 month USD-LIBOR-BBA	23,565

44,173,000	12/11/13	3 month USD-LIBOR-BBA	4.641%	(2,796,496)

5,396,000	3/21/14	5.17596%	3 month USD-LIBOR-BBA	102,520

83,617,000	12/19/15	5.0265%	3 month USD-LIBOR-BBA	4,218,733

Total				$11,971,532

NOTES

(a) Percentages indicated are based on net assets of $743,351,949.

(b) The aggregate identified cost on a tax basis is $862,035,024, resulting in gross unrealized appreciation and depreciation of $5,050,137 and $31,806,017, respectively, or net unrealized depreciation of $26,755,880.

# A portion of these securitites were pledged and segregated with the custodian to cover margin requirements for futures contracts at June 30, 2006.

At June 30, 2006, liquid assets totaling $87,719,934 have been designated as collateral for open forward commitments.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) are the current interest rates at June 30, 2006.

Inverse Floating Rate Bonds (IFB)  are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at June 30, 2006.

## The securities noted above were purchased during the period for an aggregate cost of $3,772,102. After the end of the period, questions arose regarding a potential misidentification of the characteristics of these securities. As a result of initial inquiries into the matter, the value of these securities was adjusted to the values shown in this schedule aggregating $2,621,580. An investigation of the facts surrounding the acquisition and valuation of these securities is currently underway to determine whether the Fund may have claims against other parties in this regard.

Security valuation Investments, including mortgage backed securities, are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determinded as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a resonable period of time.  By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped mortgage-backed securities The fund may invest in stripped mortgage-backed securities which represent a participation in mortgage loans and may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets.

Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam American Government Income Fund

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: August 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 28, 2006